INSURANCE RESERVES (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 USD ($)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	€ 700,711	€ 576,103
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	293,974	283,242
Change in provision for insured events of prior years	(33,644)	(2,525)
Liability For Unpaid Claims And Claims Adjustment Expense Incurred Claims	260,330	280,717
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(121,149)	(104,338)
Claims and claim adjustment expenses attributable to insured events of prior years	(103,082)	(95,485)
Liability For Unpaid Claims And Claims Adjustment Expense Claims Paid	(224,231)	(199,823)
Changes in unearned premium reserves	(1,334)	43,714
Reserve for unpaid claims and claim adjustment expenses as at December 31,	735,476	700,711
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	1,620,662	1,456,654
Increase Decrease In Life Insurance Liabilities	457,143	459,414
Paid Claims And Other Movements	(281,937)	(295,406)
Mathematical and other life insurance reserves at December 31,	1,795,868	1,620,662
Total insurance reserves	€ 2,531,344	€ 2,321,373	$ 3,639,080